Share-based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($)	Sep. 28, 2019 shares	Dec. 23, 2016 shares
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,305,100	2,305,100	6,114,000	876,380
Total fair value of RSUs vested	¥ 180,748	$ 24,762	¥ 151,485	¥ 96,898
Unrecognized share-based compensation expenses	¥ 342,099				$ 46,867
Unrecognized share-based compensation expenses, weighted average vesting period	2 years 1 month 2 days	2 years 1 month 2 days
Share-based compensation arrangement by share-based payment award, accelerated vesting, number	562,500	562,500
Vesting share-based compensation expense	¥ 19,028	$ 2,607
Restricted Stock Units (RSUs) [Member] | Four Year Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period	4 years	4 years
Restricted Stock Units (RSUs) [Member] | Half Year Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period	6 months	6 months
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards							8,867,053
Share Incentive Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards						13,941,558
Share Incentive Plan 2019 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	394,820	394,820	6,114,000	876,380
Share Incentive Plan 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards			11,905,990
Share Incentive Plan 2023 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,305,100	2,305,100
Share Incentive Plan 2023 [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of RSUs vested	¥ 92,376	$ 12,655		¥ 0
Unrecognized share-based compensation expenses	¥ 111,407				$ 15,263
Unrecognized share-based compensation expenses, weighted average vesting period	3 years 25 days	3 years 25 days
Share Incentive Plan 2023 [Member] | Employee Stock Option | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,124,500	5,124,500